Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans	1
Unpaid Principal Balance	$ 53
Home Equity and Second Mortgage [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans	1	3
Unpaid Principal Balance	53	51
Charge-offs		137
One-to-Four-Family Residential [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		7
Unpaid Principal Balance		142
Charge-offs		163
Transfers to REO		840
Multifamily Residential [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Charge-offs		962
Transfers to REO		718
Commercial Real Estate Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Unpaid Principal Balance		409
Other Construction and Land [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		2
Unpaid Principal Balance		318
Transfers to REO		45
Commercial Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		1
Charge-offs		98
Consumer Loans [Member] | Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		2
Charge-offs		67
Modified Year to Date [Member]
Note 6 - Loans Receivable (Details) - Additional Information Regarding Troubled Debt Restructurings [Line Items]
Number of Loans		17
Unpaid Principal Balance		920
Charge-offs		1,427
Transfers to REO		$ 1,603